PGIM Conservative Retirement Spending Fund
Schedule of Investments (unaudited) as of June 30, 2024
Description	Shares		Value
Long-Term Investments 86.4%
Affiliated Exchange-Traded Fund 2.0%
PGIM Active High Yield Bond ETF		2,936	$101,263
(cost $101,226)
Affiliated Mutual Funds — 80.9%
Domestic Equity — 24.8%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)		16,684	707,914
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)		9,643	101,832
PGIM US Real Estate Fund (Class R6)		31,945	449,472
			1,259,218
Fixed Income — 43.4%
PGIM Core Conservative Bond Fund (Class R6)		154,810	1,314,340
PGIM Quant Solutions Commodity Strategies Fund (Class R6)		18,240	126,405
PGIM TIPS Fund (Class R6)		91,483	759,310
			2,200,055
International Equity — 12.7%
PGIM Jennison Global Infrastructure Fund (Class R6)		28,283	442,908
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)		14,374	202,958
			645,866

Total Affiliated Mutual Funds (cost $4,056,749)(wa)			4,105,139
Unaffiliated Exchange-Traded Fund 3.5%
Vanguard Long-Term Bond ETF (cost $174,685)		2,494	175,303

TOTAL INVESTMENTS 86.4% (cost $4,332,660)			4,381,705
Other assets in excess of liabilities 13.6%			689,476

Net Assets 100.0%			$5,071,181

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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